23 Insurance contracts and contingencies	12 Months Ended
Dec. 31, 2019
Insurance Contracts And Contingencies
Insurance contracts and contingencies

23       Insurance contracts and contingencies

a)   Insurance contracts

The Company and its subsidiaries have a risk management program with the purpose of delimiting the risks, seeking in the market coverage compatible with its size and operations.

b)   Legal proceedings and contingencies

The provisions related to labor and civil proceedings whose likelihood of loss is assessed as probable are as follows:

	Labor	Civil	Total

Balance as of January 1, 2017	890	1,421	2,311
Additions	-	2	2
Reversals	(593)	-	(593)
Balances as of December 31, 2017	297	1,423	1,720
Business combinations	2,089	-	2,089
Additions	13	-	13
Reversals	(166)	(191)	(357)
Balances as of December 31, 2018	2,233	1,232	3,465
Business combinations	3,301	1,071	4,372
Additions	737	1,508	2,245
Reversals	(3,770)	(1,043)	(4,813)
Balances as of December 31, 2019	2,501	2,768	5,269

There are other civil, labor, taxes and social security proceedings assessed by Management and its legal counsels as possible risk of loss, for which no provisions are recognized, as follows:

	2019	2018

Labor	3,570	572
Civil	39,135	26,816
Taxes and social security	7,583	391
Total	50,288	27,779

The Company has judicial deposits recorded in other assets (non-current) in the amount of R$ 804 as of December 31, 2019 (R$ 327 as of December 31, 2018).

Under the terms of the Share Purchase and Sale Agreements ("Agreements") between the Company and the selling shareholders of the subsidiaries acquired, the Company assesses that the selling shareholders are exclusively responsible for any provisions (including labor, tax and civil), which are or will be the subject of a claim by any third party, arising from the act or fact occurred, by action or omission, prior to or on the closing dates of the acquisitions.

Accordingly, and considering that the provisions for legal proceedings recorded by the Company that result from causes arising from events occurring prior to the closing dates of the acquisitions, any liability for the amounts to be disbursed, in case of their effective materialization in loss, belongs exclusively to the selling shareholders. In this context, the Agreements state that the Company and its subsidiaries are indemnified and therefore exempt from any liability related to said contingent liabilities and, therefore, the provision amounts related to such contingencies are presented in the non-current liabilities and the correspondent amount of R$ 6,690 is presented in non-current other assets.